DEBT - Movement in debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DEBT
Beginning Balance	$ 126,031	$ 206,847
Proceeds from debentures		172,500
Drawdown		68,000
Transaction costs		(6,488)
Portion allocated to equity		(45,999)
Convertible debt conversions		(35,383)
Transaction costs allocated to equity		1,730
Amortization of discount and transaction costs	8,379	7,473
Extinguishment of debt		146
Payments		(242,795)
Ending Balance	134,410	126,031
Non-current portion	134,410	126,031
Credit Facility
DEBT
Beginning Balance		162,946
Drawdown		68,000
Amortization of discount and transaction costs		2,054
Payments		(233,000)
2019 Convertible Debentures
DEBT
Beginning Balance		43,901
Convertible debt conversions		(35,383)
Amortization of discount and transaction costs		1,131
Extinguishment of debt		146
Payments		(9,795)
2024 Convertible Notes
DEBT
Beginning Balance	126,031
Proceeds from debentures		172,500
Transaction costs		(6,488)
Portion allocated to equity		(45,999)
Transaction costs allocated to equity		1,730
Amortization of discount and transaction costs	8,379	4,288
Ending Balance	134,410	$ 126,031
Non-current portion	$ 134,410